Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2025
SIL-NPRT3-0126
1.912843.115
Common Stocks - 45.3%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
REA Group Ltd	141,410	18,150,035
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,129,700	43,178,773
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	9,931,354	37,867,985
Consumer Staples Distribution & Retail - 0.0%
Coles Group Ltd	2,055,190	30,052,936
TOTAL CONSUMER STAPLES		67,920,921

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Whitehaven Coal Ltd	7,596,020	34,487,370
Financials - 0.3%
Banks - 0.2%
Westpac Banking Corp	3,153,270	77,655,859
Capital Markets - 0.1%
Macquarie Group Ltd	570,823	73,687,972
Insurance - 0.0%
Steadfast Group Ltd	7,605,280	25,859,690
TOTAL FINANCIALS		177,203,521

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	2,048,580	31,320,679
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	3,524,740	55,560,156
Trading Companies & Distributors - 0.0%
SGH Ltd	881,710	27,317,177
TOTAL INDUSTRIALS		82,877,333

Materials - 0.7%
Metals & Mining - 0.7%
Glencore PLC	37,607,840	179,771,319
Northern Star Resources Ltd	2,305,547	41,024,613
Rio Tinto Ltd	1,013,750	87,854,861
Rio Tinto PLC	1,291,800	92,754,228
		401,405,021
Real Estate - 0.1%
Diversified REITs - 0.1%
GPT Group/The unit	15,180,240	55,196,605
TOTAL AUSTRALIA		911,740,258
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	428,390	46,800,302
BELGIUM - 0.9%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV	613,070	37,792,928
Financials - 0.4%
Banks - 0.4%
KBC Group NV	2,227,000	274,302,157
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	772,789	215,657,724
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	1,170,543	30,397,401
TOTAL BELGIUM		558,150,210
BRAZIL - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	21,986	45,550,155
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	439,081	48,280,215
TOTAL BRAZIL		93,830,370
CANADA - 0.4%
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (c)	825,695	43,547,154
Industrials - 0.0%
Professional Services - 0.0%
Thomson Reuters Corp (c)	294,606	39,890,763
Information Technology - 0.2%
IT Services - 0.1%
Shopify Inc Class A (United States) (b)	310,092	49,192,995
Software - 0.1%
Constellation Software Inc/Canada	34,190	83,600,416
TOTAL INFORMATION TECHNOLOGY		132,793,411

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp	218,062	45,811,043
TOTAL CANADA		262,042,371
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	879,200	32,097,522
CHINA - 0.8%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd	3,095,095	244,548,232
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	2,898,242	182,716,753
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	17,921,430	46,330,046
TOTAL CHINA		473,595,031
DENMARK - 0.6%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S Series B	109,500	5,422,756
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	1,287,279	293,996,299
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,203,925	75,120,805
TOTAL DENMARK		374,539,860
FINLAND - 0.4%
Financials - 0.2%
Insurance - 0.2%
Mandatum Holding Oy	1,119,100	8,419,783
Sampo Oyj A Shares	7,928,100	93,249,133
		101,668,916
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	13,347,770	81,289,548
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	1,768,710	48,286,756
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,690,700	34,714,117
TOTAL FINLAND		265,959,337
FRANCE - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	3,129,940	51,535,609
Entertainment - 0.0%
Vivendi SE	7,169,685	20,931,469
Media - 0.0%
Canal+ SA	4,533,100	16,003,239
TOTAL COMMUNICATION SERVICES		88,470,317

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA Series B	981,875	32,138,590
Hotels, Restaurants & Leisure - 0.1%
Accor SA	835,344	45,188,365
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	59,930	146,033,529
LVMH Moet Hennessy Louis Vuitton SE	194,912	144,064,043
		290,097,572
TOTAL CONSUMER DISCRETIONARY		367,424,527

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	355,820	32,030,900
Food Products - 0.4%
Danone SA	3,037,810	271,419,057
TOTAL CONSUMER STAPLES		303,449,957

Energy - 0.3%
Energy Equipment & Services - 0.0%
Vallourec SACA	2,615,530	47,663,579
Oil, Gas & Consumable Fuels - 0.3%
TotalEnergies SE	2,425,458	159,563,106
TOTAL ENERGY		207,226,685

Financials - 0.8%
Banks - 0.3%
BNP Paribas SA	2,351,220	200,979,352
Capital Markets - 0.0%
Amundi SA (d)(e)	286,570	22,943,983
Insurance - 0.5%
AXA SA	5,324,450	240,546,846
TOTAL FINANCIALS		464,470,181

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	274,554	98,345,255
Industrials - 1.3%
Aerospace & Defense - 0.9%
Airbus SE	342,120	80,464,032
Dassault Aviation SA	75,072	23,571,910
Safran SA	845,850	284,342,422
Thales SA	471,610	123,512,254
		511,890,618
Building Products - 0.2%
Cie de Saint-Gobain SA	1,123,060	112,089,200
Electrical Equipment - 0.2%
Legrand SA	896,748	136,048,866
TOTAL INDUSTRIALS		760,028,684

Information Technology - 0.0%
IT Services - 0.0%
Alten SA	164,000	12,797,500
Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,591,598	305,026,107
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	254,450	27,050,902
TOTAL FRANCE		2,634,290,115
GERMANY - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	4,329,447	139,615,120
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	890,510	90,972,020
Specialty Retail - 0.0%
Auto1 Group SE (b)	856,910	24,102,208
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	82,370	15,342,128
TOTAL CONSUMER DISCRETIONARY		130,416,356

Financials - 1.7%
Banks - 0.2%
Commerzbank AG	2,340,350	92,005,379
Capital Markets - 0.4%
Deutsche Bank AG	1,961,500	69,669,171
Deutsche Boerse AG	600,050	160,393,468
		230,062,639
Insurance - 1.1%
Allianz SE	616,165	265,971,259
Hannover Rueck SE	776,060	233,590,016
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212,669	134,028,066
		633,589,341
TOTAL FINANCIALS		955,657,359

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	3,820,677	209,829,156
Pharmaceuticals - 0.0%
Bayer AG	807,000	28,550,613
TOTAL HEALTH CARE		238,379,769

Industrials - 1.4%
Aerospace & Defense - 0.6%
MTU Aero Engines AG	139,200	56,903,749
Rheinmetall AG	138,712	238,293,091
		295,196,840
Air Freight & Logistics - 0.2%
Deutsche Post AG	2,580,298	134,289,929
Electrical Equipment - 0.2%
Siemens Energy AG (b)	1,122,745	150,338,170
Industrial Conglomerates - 0.4%
Siemens AG	989,522	262,424,975
Machinery - 0.0%
Daimler Truck Holding AG	681,700	28,848,156
TOTAL INDUSTRIALS		871,098,070

Information Technology - 0.6%
Software - 0.6%
SAP SE	1,639,710	395,842,463
Materials - 0.4%
Chemicals - 0.1%
BASF SE	785,800	40,980,585
Covestro AG (b)	293,800	21,102,380
		62,082,965
Construction Materials - 0.3%
Heidelberg Materials AG	771,654	198,145,243
TOTAL MATERIALS		260,228,208

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	594,656	44,712,589
Vonovia SE	1,136,474	34,404,656
		79,117,245
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	1,530,210	77,719,968
Multi-Utilities - 0.0%
E.ON SE	1,372,850	24,452,343
TOTAL UTILITIES		102,172,311

TOTAL GERMANY		3,172,526,901
HONG KONG - 0.5%
Financials - 0.5%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	165,500	28,078,730
Insurance - 0.5%
AIA Group Ltd	16,004,390	166,699,815
Prudential PLC	8,189,901	118,665,403
		285,365,218
TOTAL HONG KONG		313,443,948
INDIA - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)	9,370	668,924
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (e)	541,000	38,194,600
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd ADR	2,952,538	108,712,450
ICICI Bank Ltd ADR	1,535,763	47,961,878
		156,674,328
TOTAL INDIA		195,537,852
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	138,769,800	69,101,904
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	4,098,380	42,086,664
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,685,216	144,409,272
TOTAL IRELAND		186,495,936
ISRAEL - 0.3%
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	2,191,546	47,288,564
Bank Leumi Le-Israel BM	2,190,805	45,812,756
		93,101,320
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	2,676,250	71,964,363
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	597,900	25,813,652
TOTAL ISRAEL		190,879,335
ITALY - 1.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (d)(e)	6,347,560	44,118,693
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	873,000	22,305,942
TOTAL CONSUMER DISCRETIONARY		66,424,635

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	408,640	20,489,927
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA (c)	3,017,100	56,476,389
Financials - 1.0%
Banks - 1.0%
BPER Banca SPA (c)	3,034,500	36,548,832
FinecoBank Banca Fineco SpA	2,654,384	65,142,306
Intesa Sanpaolo SpA	36,065,980	233,959,788
UniCredit SpA (c)	3,567,484	265,302,481
		600,953,407
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
GVS SpA (b)(d)(e)	190,400	894,769
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA (c)	2,009,350	118,675,858
TOTAL HEALTH CARE		119,570,627

Industrials - 0.3%
Electrical Equipment - 0.2%
Prysmian SpA	1,141,665	114,324,283
Machinery - 0.0%
Interpump Group SpA	219,500	11,155,721
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	871,650	59,411,664
TOTAL INDUSTRIALS		184,891,668

TOTAL ITALY		1,048,806,653
JAPAN - 8.8%
Communication Services - 0.7%
Entertainment - 0.5%
Capcom Co Ltd	1,506,200	36,827,548
Konami Group Corp	207,560	31,671,154
Nintendo Co Ltd	3,134,447	265,666,023
		334,164,725
Interactive Media & Services - 0.1%
LY Corp	17,884,100	48,030,659
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	573,450	61,680,837
TOTAL COMMUNICATION SERVICES		443,876,221

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Sumitomo Electric Industries Ltd	1,511,020	59,403,821
Automobiles - 0.5%
Isuzu Motors Ltd	2,974,770	45,200,964
Toyota Motor Corp	12,088,360	243,844,448
		289,045,412
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	6,941,500	42,070,839
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	312,800	14,077,552
Household Durables - 0.3%
Panasonic Holdings Corp	4,529,060	56,677,747
Sony Group Corp	3,738,000	109,686,344
Sumitomo Forestry Co Ltd	2,729,000	29,001,248
		195,365,339
Specialty Retail - 0.2%
Fast Retailing Co Ltd	234,570	85,806,023
ZOZO Inc	2,379,520	20,504,042
		106,310,065
TOTAL CONSUMER DISCRETIONARY		706,273,028

Consumer Staples - 0.3%
Beverages - 0.1%
Asahi Group Holdings Ltd	4,764,890	55,288,647
Food Products - 0.2%
Ajinomoto Co Inc	6,407,220	148,608,291
TOTAL CONSUMER STAPLES		203,896,938

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	3,894,980	83,058,663
Financials - 1.9%
Banks - 1.2%
Chiba Bank Ltd/The	6,403,720	67,417,288
Mitsubishi UFJ Financial Group Inc	10,547,400	165,378,396
Mizuho Financial Group Inc	4,224,980	149,001,876
Sumitomo Mitsui Financial Group Inc	11,346,870	343,339,307
		725,136,867
Financial Services - 0.3%
ORIX Corp	6,066,250	165,819,149
Sony Financial Group Inc (b)	1,903,200	1,800,793
		167,619,942
Insurance - 0.4%
Tokio Marine Holdings Inc	6,298,800	223,298,167
TOTAL FINANCIALS		1,116,054,976

Health Care - 0.3%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	839,400	126,013,444
Pharmaceuticals - 0.1%
Chugai Pharmaceutical Co Ltd	1,596,700	85,497,087
TOTAL HEALTH CARE		211,510,531

Industrials - 2.7%
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	544,580	37,931,119
Industrial Conglomerates - 1.0%
Hikari Tsushin Inc	96,980	26,969,759
Hitachi Ltd	17,974,597	571,670,549
		598,640,308
Machinery - 1.0%
Ebara Corp (c)	3,114,620	81,511,901
Hoshizaki Corp (c)	1,226,940	41,394,154
Kawasaki Heavy Industries Ltd	341,040	21,575,220
Komatsu Ltd	417,990	13,730,706
MINEBEA MITSUMI Inc	2,873,000	58,322,608
Mitsubishi Heavy Industries Ltd	10,991,889	278,415,818
SMC Corp	91,000	32,008,084
Sumitomo Heavy Industries Ltd	2,195,330	59,814,503
		586,772,994
Professional Services - 0.0%
BayCurrent Inc	785,400	34,376,491
Trading Companies & Distributors - 0.6%
ITOCHU Corp	2,749,100	164,729,529
Marubeni Corp	2,539,850	66,973,798
Mitsui & Co Ltd	2,647,800	70,294,975
Sumitomo Corp	1,657,290	51,966,367
		353,964,669
TOTAL INDUSTRIALS		1,611,685,581

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd (c)	678,700	51,617,784
TDK Corp	7,100	116,540
Yokogawa Electric Corp	817,800	26,135,256
		77,869,580
IT Services - 0.5%
Fujitsu Ltd	4,278,700	113,519,125
NEC Corp	2,722,470	102,673,223
TIS Inc	1,908,590	63,059,652
		279,252,000
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	1,002,070	133,335,971
Renesas Electronics Corp	4,333,490	51,102,960
Tekscend Photomask Corp (b)	646,920	13,873,961
Tokyo Electron Ltd	274,120	56,040,454
		254,353,346
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	8,514,070	182,796,707
TOTAL INFORMATION TECHNOLOGY		794,271,633

Materials - 0.1%
Chemicals - 0.1%
Asahi Kasei Corp	4,049,770	33,807,497
Kuraray Co Ltd	1,560,770	15,347,413
Shin-Etsu Chemical Co Ltd	1,391,200	41,657,682
		90,812,592
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hulic Co Ltd	3,583,240	39,513,017
Mitsubishi Estate Co Ltd	1,706,220	40,251,085
		79,764,102
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	949,300	33,327,750
Tokyo Gas Co Ltd	474,100	19,218,343
		52,546,093
TOTAL JAPAN		5,393,750,358
NETHERLANDS - 1.4%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,031,800	42,681,931
Financials - 0.0%
Insurance - 0.0%
ASR Nederland NV	382,350	25,803,255
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	189,172	172,448,221
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	331,284	182,361,916
ASML Holding NV	357,452	378,060,374
BE Semiconductor Industries NV	228,940	34,508,004
		594,930,294
TOTAL NETHERLANDS		835,863,701
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	1,688,800	40,054,205
SINGAPORE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	29,246,040	107,005,656
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	949,363	131,970,951
Financials - 0.2%
Banks - 0.2%
United Overseas Bank Ltd	5,573,923	146,160,361
TOTAL SINGAPORE		385,136,968
SOUTH AFRICA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom) (c)	258,200	1,218,443
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	1,520,507	57,467,982
Valterra Platinum Ltd (United Kingdom)	202,045	14,067,710
		71,535,692
TOTAL SOUTH AFRICA		72,754,135
SPAIN - 2.2%
Financials - 1.7%
Banks - 1.7%
Banco Santander SA	56,311,640	604,049,252
Bankinter SA	7,097,475	111,674,127
CaixaBank SA	24,726,939	276,110,892
		991,834,271
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aena SME SA (d)(e)	746,730	20,327,342
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	15,285,979	322,654,538
TOTAL SPAIN		1,334,816,151
SWEDEN - 0.7%
Financials - 0.4%
Financial Services - 0.4%
Investor AB B Shares	6,045,880	205,816,646
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	20,050,778
Industrials - 0.3%
Building Products - 0.2%
Assa Abloy AB B Shares	3,414,035	129,849,466
Machinery - 0.1%
Indutrade AB	2,678,919	66,454,069
TOTAL INDUSTRIALS		196,303,535

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	2,152,888	25,242,559
TOTAL SWEDEN		447,413,518
SWITZERLAND - 1.6%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	604,280	128,470,344
Financials - 1.1%
Capital Markets - 0.4%
Partners Group Holding AG	36,350	43,125,738
UBS Group AG	3,455,145	133,456,105
UBS Group AG (United States)	1,145,387	44,211,938
		220,793,781
Insurance - 0.7%
Swiss Life Holding AG	63,350	69,479,118
Zurich Insurance Group AG	531,313	382,016,503
		451,495,621
TOTAL FINANCIALS		672,289,402

Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Lonza Group AG	71,357	48,868,572
Pharmaceuticals - 0.0%
Galderma Group AG	105,770	21,072,344
TOTAL HEALTH CARE		69,940,916

Industrials - 0.1%
Machinery - 0.1%
Schindler Holding AG participation certificate	111,450	39,828,353
Materials - 0.1%
Chemicals - 0.1%
Givaudan SA	18,486	77,962,996
TOTAL SWITZERLAND		988,492,011
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd	6,382,719	294,359,112
UNITED KINGDOM - 6.2%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	6,755,670	212,412,956
InterContinental Hotels Group PLC	901,655	119,701,503
		332,114,459
Household Durables - 0.2%
Barratt Redrow PLC	21,070,759	110,003,538
Leisure Products - 0.0%
Games Workshop Group PLC	113,739	29,222,980
Specialty Retail - 0.0%
JD Sports Fashion PLC	6,660,900	6,812,040
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC (b)	2,274,880	34,313,292
TOTAL CONSUMER DISCRETIONARY		512,466,309

Consumer Staples - 1.1%
Beverages - 0.1%
Diageo PLC	3,019,140	69,395,267
Consumer Staples Distribution & Retail - 0.0%
Tesco PLC	4,752,002	28,339,264
Personal Care Products - 0.1%
Unilever PLC	1,483,463	89,228,709
Tobacco - 0.9%
British American Tobacco PLC	5,020,271	294,766,334
Imperial Brands PLC	4,306,899	182,889,433
		477,655,767
TOTAL CONSUMER STAPLES		664,619,007

Financials - 1.9%
Banks - 1.4%
HSBC Holdings PLC	13,134,510	186,129,048
Lloyds Banking Group PLC	211,817,757	268,636,157
NatWest Group PLC	30,321,750	253,080,036
Standard Chartered PLC	6,798,000	150,573,302
		858,418,543
Capital Markets - 0.3%
3i Group PLC	3,650,819	152,613,163
London Stock Exchange Group PLC	199,752	23,553,796
St James's Place PLC	1,486,800	27,415,315
		203,582,274
Insurance - 0.2%
Admiral Group PLC	916,980	38,501,940
Aviva PLC	3,915,192	33,779,792
Beazley PLC	3,615,500	38,167,053
		110,448,785
TOTAL FINANCIALS		1,172,449,602

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	1,581,489	293,222,246
Industrials - 1.4%
Aerospace & Defense - 0.9%
BAE Systems PLC	10,607,120	231,007,450
Rolls-Royce Holdings PLC	22,878,880	322,918,665
		553,926,115
Professional Services - 0.4%
Intertek Group PLC	945,320	57,886,067
RELX PLC	4,401,636	176,522,814
		234,408,881
Trading Companies & Distributors - 0.1%
Diploma PLC	570,218	41,249,686
TOTAL INDUSTRIALS		829,584,682

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,576,500	74,290,544
Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	3,898,600	113,424,147
Multi-Utilities - 0.2%
National Grid PLC (c)	6,673,319	101,394,678
TOTAL UTILITIES		214,818,825

TOTAL UNITED KINGDOM		3,761,451,215
UNITED STATES - 5.4%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	202,198	121,090,316
Consumer Staples - 0.1%
Food Products - 0.1%
Nestle SA	664,120	66,053,678
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
BP PLC	5,852,510	35,148,105
Shell PLC	6,026,605	221,483,306
Shell PLC ADR	2,585,400	190,724,958
Shell PLC rights 12/31/2049 (b)(f)	5,948,605	2,129,600
		449,485,969
Financials - 0.6%
Capital Markets - 0.1%
Moody's Corp	78,182	38,370,162
S&P Global Inc	85,984	42,891,399
		81,261,561
Financial Services - 0.2%
Mastercard Inc Class A	64,043	35,257,593
Visa Inc Class A	244,457	81,756,199
		117,013,792
Insurance - 0.3%
Aon PLC	104,726	37,064,626
Arthur J Gallagher & Co	148,277	36,716,351
Marsh & McLennan Cos Inc	463,300	84,992,385
Swiss Re AG	201,131	35,450,246
		194,223,608
TOTAL FINANCIALS		392,498,961

Health Care - 1.0%
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,693,852	134,689,813
Pharmaceuticals - 0.8%
GSK PLC	10,584,041	251,858,241
Roche Holding AG non-voting shares	550,822	211,021,772
		462,880,013
TOTAL HEALTH CARE		597,569,826

Industrials - 1.4%
Aerospace & Defense - 0.0%
TransDigm Group Inc	18,285	24,870,708
Building Products - 0.1%
Trane Technologies PLC	165,579	69,788,237
Commercial Services & Supplies - 0.3%
Waste Connections Inc	797,480	140,903,637
Construction & Engineering - 0.1%
Ferrovial SE	676,816	44,340,491
Electrical Equipment - 0.8%
Eaton Corp PLC	129,641	44,841,525
Schneider Electric SE	1,452,150	390,781,797
		435,623,322
Professional Services - 0.1%
Experian PLC	1,129,713	49,645,666
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	110,700	28,031,876
TOTAL INDUSTRIALS		793,203,937

Information Technology - 0.1%
Software - 0.1%
Cadence Design Systems Inc (b)	131,400	40,975,776
Synopsys Inc (b)	101,500	42,428,015
		83,403,791
Materials - 1.3%
Chemicals - 0.2%
Linde PLC	351,000	144,022,320
Construction Materials - 1.1%
Amrize Ltd	783,210	40,374,665
CRH PLC	1,890,300	226,760,388
CRH PLC (United Kingdom)	392,157	46,988,771
Holcim AG	3,311,500	310,652,183
		624,776,007
TOTAL MATERIALS		768,798,327

TOTAL UNITED STATES		3,272,104,805
TOTAL COMMON STOCKS (Cost $21,499,352,115)		27,656,034,084

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,175)	15	1,327

International Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (g)	72,390,801	4,291,326,705
Fidelity Advisor International Growth Fund - Class Z (g)	64,573,772	1,488,425,433
Fidelity Advisor International Real Estate Fund - Class Z (g)	8,370,922	88,145,813
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (g)	6,213,721	148,321,515
Fidelity Advisor Japan Fund - Class Z (g)	9,715,552	210,633,158
Fidelity Diversified International Fund (g)	79,270,805	4,153,790,186
Fidelity Japan Smaller Companies Fund (g)	3,117,355	61,879,494
Fidelity Pacific Basin Fund (g)	3,631,096	148,076,114
Fidelity SAI International Index Fund (g)	229,164,288	4,019,541,608
Fidelity SAI International Low Volatility Index Fund (g)	271,646,022	3,528,681,826
Fidelity SAI International Momentum Index Fund (g)	35,232,954	645,820,045
Fidelity SAI International Quality Index Fund (g)	78,500,079	1,097,431,101
Fidelity SAI International Small Cap Index Fund (g)	62,779,489	660,440,228
Fidelity SAI International Value Index Fund (g)	704,969,324	9,122,303,059
Fidelity SAI Japan Stock Index Fund (g)	10,983,515	135,866,077
iShares MSCI India ETF (c)	3,046,486	166,673,249
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,297,046,600)		29,967,355,611

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Cost $14,233,150)	296,500	12,786,813

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026 (i)	3.89 to 3.90	23,410,000	23,330,822
US Treasury Bills 0% 1/8/2026 (i)	3.89 to 3.90	16,600,000	16,533,398
US Treasury Bills 0% 12/11/2025 (i)	3.92 to 3.98	9,720,000	9,709,430
US Treasury Bills 0% 12/18/2025 (i)	3.89 to 3.92	10,430,000	10,410,750
US Treasury Bills 0% 12/26/2025 (i)	3.88 to 3.93	1,010,000	1,007,270
US Treasury Bills 0% 12/4/2025 (i)	3.95 to 4.07	9,060,000	9,057,078
US Treasury Bills 0% 2/19/2026 (i)	3.77 to 3.81	7,460,000	7,398,536
US Treasury Bills 0% 2/26/2026 (i)	3.77	14,290,000	14,161,947
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,605,651)			91,609,231

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	364,042,068	364,114,876
Fidelity Securities Lending Cash Central Fund (j)(k)	4.02	640,400,691	640,464,731
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	0.10	2,904,195,852	2,904,195,852
TOTAL MONEY MARKET FUNDS (Cost $3,908,775,459)			3,908,775,459

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $48,811,014,150)	61,636,562,525
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(536,328,610)
NET ASSETS - 100.0%	61,100,233,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	250	12/11/2025	62,806,250	8,074,145	8,074,145
ICE MSCI EAFE Index Contracts (United States)	20,721	12/19/2025	2,920,521,345	19,622,229	19,622,229

TOTAL FUTURES CONTRACTS					27,696,374
The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $88,284,787 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,479,387 or 0.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated fund.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $91,609,231.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	139,844,539	4,018,767,179	3,794,504,270	10,990,668	7,428	-	364,114,876	364,042,068	0.6%
Fidelity Securities Lending Cash Central Fund	191,564,836	2,675,290,302	2,226,396,621	606,084	6,214	-	640,464,731	640,400,691	2.2%
Total	331,409,375	6,694,057,481	6,020,900,891	11,596,752	13,642	-	1,004,579,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund - Class Z	3,650,923,038	-	15,000,000	-	(2,015,905)	657,419,572	4,291,326,705	72,390,801
Fidelity Advisor International Growth Fund - Class Z	848,881,853	582,999,999	-	-	-	56,543,581	1,488,425,433	64,573,772
Fidelity Advisor International Real Estate Fund - Class Z	74,382,620	1,779,607	-	1,779,606	-	11,983,586	88,145,813	8,370,922
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	125,330,748	-	-	-	-	22,990,767	148,321,515	6,213,721
Fidelity Advisor Japan Fund - Class Z	162,346,867	-	-	-	-	48,286,291	210,633,158	9,715,552
Fidelity Diversified International Fund	3,477,320,392	99,999,999	10,000,000	-	(1,170,561)	587,640,356	4,153,790,186	79,270,805
Fidelity Japan Smaller Companies Fund	48,848,950	-	-	-	-	13,030,544	61,879,494	3,117,355
Fidelity Pacific Basin Fund	116,412,953	-	-	-	-	31,663,161	148,076,114	3,631,096
Fidelity SAI Inflation-Focused Fund	1,246	68	-	67	-	13	1,327	15
Fidelity SAI International Index Fund	4,255,393,719	723,060,930	1,551,490,495	-	81,233,332	511,344,122	4,019,541,608	229,164,288
Fidelity SAI International Low Volatility Index Fund	2,822,208,723	314,000,000	-	-	-	392,473,103	3,528,681,826	271,646,022
Fidelity SAI International Momentum Index Fund	450,064,544	79,000,000	-	-	-	116,755,501	645,820,045	35,232,954
Fidelity SAI International Quality Index Fund	974,706,347	126,000,000	75,000,000	-	(7,352,419)	79,077,173	1,097,431,101	78,500,079
Fidelity SAI International Small Cap Index Fund	528,603,301	-	-	-	-	131,836,927	660,440,228	62,779,489
Fidelity SAI International Value Index Fund	6,616,002,102	818,000,000	-	-	-	1,688,300,957	9,122,303,059	704,969,324
Fidelity SAI Japan Stock Index Fund	110,823,663	-	-	-	-	25,042,414	135,866,077	10,983,515
	24,262,251,066	2,744,840,603	1,651,490,495	1,779,673	70,694,447	4,374,388,068	29,800,683,689

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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